CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 2,890,263	$ 15,386,472
Receivables, net	123,336	46,244
Prepaid and other current assets	165,509	179,231
Total current assets	3,179,108	15,611,947
Property, plant and equipment, at cost:
Uranium properties	82,768,867	82,989,579
Other property, plant and equipment	868,454	905,511
Less-accumulated depreciation, depletion and impairment	(64,791,294)	(64,282,888)
Net property, plant and equipment	18,846,027	19,612,202
Long-term investment:
Restricted cash	9,379,794	7,337,366
Total assets	31,404,929	42,561,515
Current liabilities:
Accounts and short term notes payable	1,148,812	602,190
Current portion of restoration reserve	1,227,125	1,239,588
Royalties and commissions payable	665,745	665,745
Deferred compensation		697,028
Accrued legal settlement		1,375,000
Accrued interest and other accrued liabilities	374,088	348,269
Current portion of capital leases	65,161	83,183
Total current liabilities	3,480,931	5,011,003
Other long-term liabilities and deferred credits	4,008,634	4,304,057
Long-term capital leases, less current portion	54,071	119,588
Other long-term debt	450,000	450,000
Total liabilities	7,993,636	9,884,648
Commitments and contingencies (Notes 2, 3, 4, 5, 6 and 11)
Shareholders' equity:
Common stock, $0.001 par value, shares authorized: 200,000,000; shares issued and outstanding (net of treasury shares): 2011-94,005,006; 2010-92,430,306	94,043	92,468
Paid-in capital	169,904,203	167,971,955
Accumulated deficit	(146,577,535)	(135,378,138)
Less: Treasury stock (38,125 shares), at cost	(9,418)	(9,418)
Total shareholders' equity	23,411,293	32,676,867
Total liabilities and shareholders' equity	$ 31,404,929	$ 42,561,515